4 Segment information (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Total assets		R$ 2,912,453	R$ 918,418
Current assets		1,111,765	133,500
Non-current assets		1,800,688	784,918
Total liabilities and equity		2,912,453	918,418
Current liabilities		333,229	182,332
Non-current liabilities		465,498	145,732
Equity		2,113,726	R$ 590,354	R$ 46,762	R$ 11,570
Investments in associate		45,634
Capital expenditures	[1]	175,709
Operating Segments [Member] | Business Unit One [Member]
Disclosure of operating segments [line items]
Total assets		2,714,161
Current assets		1,026,857
Non-current assets		1,687,304
Total liabilities and equity		2,714,161
Current liabilities		312,303
Non-current liabilities		360,005
Equity		2,041,853
Investments in associate		45,634
Capital expenditures	[1]	167,427
Operating Segments [Member] | Business Unit Two [Member]
Disclosure of operating segments [line items]
Total assets		199,285
Current assets		85,901
Non-current assets		113,384
Total liabilities and equity		199,285
Current liabilities		21,919
Non-current liabilities		105,493
Equity		71,873
Investments in associate
Capital expenditures	[1]	8,282
Operating Segments [Member] | Total Reportable Segments [Member]
Disclosure of operating segments [line items]
Total assets		2,913,446
Current assets		1,112,758
Non-current assets		1,800,688
Total liabilities and equity		2,913,446
Current liabilities		334,222
Non-current liabilities		465,498
Equity		2,113,726
Investments in associate		45,634
Capital expenditures	[1]	175,709
Elimination Inter-Segment Transactions [Member]
Disclosure of operating segments [line items]
Total assets		(993)
Current assets		(993)
Non-current assets
Total liabilities and equity		(993)
Current liabilities		(993)
Non-current liabilities
Equity
Investments in associate
Capital expenditures	[1]

[1]	Capital expenditures consider the acquisitions of property and equipment and intangible assets, including the acquisition of IPEC licenses in the amount of R$ 108,000 (R$ 54,000 paid and included in the acquisition of intangible assets in the cash flows used in investing activities) as described in Note 12.